Interest expense and other financial income and expense	12 Months Ended
Dec. 31, 2023
Disclosure of Interest Expense and Other Financial Income and Expense [abstract]
Interest expense and other financial income and expense
6. Interest expense and other financial income and expense
Interest expense
(USD millions)	2023	2022	2021

Interest expense	-730	-642	-633

Interest expense on lease liabilities	-62	-57	-59

Expense arising from discounting long-term liabilities and capitalized borrowing costs	-63	-101	-95

Total interest expense from continuing operations	-855	-800	-787

Other financial income and expense
(USD millions)	2023	2022	2021

Interest income	627	377	70

Other financial income	21	19	12

Monetary loss from hyperinflation accounting	-194	-137	-48

Financial expense	-18	-33	-41

Currency result, net	-214	-184	-69

Total other financial income and expense from continuing operations	222	42	-76